Financial expenses - Schedule of financial expenses (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Interest expense, net of capitalized interest		$ 60,300	$ 57,888
Write-offs of deferred financing fees and debt extinguishment costs		5,784	1,326
Accretion of convertible notes		7,747	5,384
Amortization of deferred financing fees		3,483	3,689
Accretion of premiums and discounts on assumed debt		1,396	1,686
Total financial expenses		78,710	69,973
Average borrowings		2,900,000	$ 3,100,000
Write off of deferred financing fees		3,800
Write off of debt discounts		700
Write off of debt extinguishment cost		1,200
Convertible Notes Due 2022
Disclosure of attribution of expenses by nature to their function [line items]
Repayments of bonds, notes and debentures	$ 69,700	$ 69,700